Additional Information to the Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional Information to the Statements of Comprehensive Loss [Abstract]
Revenues from lease	$ 13,218	$ 9,569	$ 6,654
Revenues from sale	9,883	6,828	4,491
Revenue total	$ 23,101	$ 16,397	$ 11,145